Related Parties - Schedule of Amount Owed to Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Amounts owed to and due from related parties	$ 60,180	$ 665
Affiliate Fees [Member]
Amounts owed to and due from related parties	59,651
Alexander Bafer, Former Executive Chairman [Member]
Amounts owed to and due from related parties	256	20
John Textor, Former Chief Executive Officer and Affiliated Companies [Member]
Amounts owed to and due from related parties	264	592
Other [Member]
Amounts owed to and due from related parties	$ 9	$ 53